Basis of Presentation	3 Months Ended
Mar. 31, 2022
Basis of Presentation
Basis of Presentation

2.Basis of Presentation

The Company’s unaudited condensed financial statements and related notes do not include footnotes and certain financial information normally presented annually under U.S. GAAP, and therefore should be read in conjunction with our 2021 audited financial statements and the notes thereto. Accounting measures at interim dates inherently involve greater reliance on estimates than at year-end. Although such estimates are based on management’s most recent assessment of the underlying facts and circumstances utilizing the most current information available, our reported results of operations may not necessarily be indicative of results that we expect for the full year.

The financial statements contained herein are unaudited. In management’s opinion, they contain all adjustments of a normal recurring nature which are necessary to present fairly our financial position and our operating results as of and for the interim periods presented.